Convertible Note Derivative - Assumptions used in the valuation model (Details)		12 Months Ended
	Mar. 17, 2020 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Disclosure of significant unobservable inputs used in fair value measurement of liabilities
Fair value of convertible note derivative, share price		$ 12.20	$ 6.30
2016 Derivative
Disclosure of significant unobservable inputs used in fair value measurement of liabilities
Fair value of convertible note derivative, share price		$ 12.20	$ 6.30
2016 Derivative | Risk-free interest rate
Disclosure of significant unobservable inputs used in fair value measurement of liabilities
Fair value of convertible note derivative		0.002	0.017
2016 Derivative | Expected term (in years)
Disclosure of significant unobservable inputs used in fair value measurement of liabilities
Fair value of convertible note derivative		2.2	3.2
2016 Derivative | Credit Spread
Disclosure of significant unobservable inputs used in fair value measurement of liabilities
Fair value of convertible note derivative		0.10	0.10
2016 Derivative | Expected share price volatility
Disclosure of significant unobservable inputs used in fair value measurement of liabilities
Fair value of convertible note derivative		0.77	0.58
2016 Derivative | Minimum | Implied discount on share price
Disclosure of significant unobservable inputs used in fair value measurement of liabilities
Fair value of convertible note derivative		0.09	0.26
2016 Derivative | Maximum | Implied discount on share price
Disclosure of significant unobservable inputs used in fair value measurement of liabilities
Fair value of convertible note derivative		0.21	0.37
2020 Derivative
Disclosure of significant unobservable inputs used in fair value measurement of liabilities
Fair value of convertible note derivative, share price	$ 4.10
2020 Derivative | Risk-free interest rate
Disclosure of significant unobservable inputs used in fair value measurement of liabilities
Fair value of convertible note derivative	0.009
2020 Derivative | Expected term (in years)
Disclosure of significant unobservable inputs used in fair value measurement of liabilities
Fair value of convertible note derivative	7
2020 Derivative | Credit Spread
Disclosure of significant unobservable inputs used in fair value measurement of liabilities
Fair value of convertible note derivative	0.10
2020 Derivative | Expected share price volatility
Disclosure of significant unobservable inputs used in fair value measurement of liabilities
Fair value of convertible note derivative	0.60
2020 Derivative | Minimum | Implied discount on share price
Disclosure of significant unobservable inputs used in fair value measurement of liabilities
Fair value of convertible note derivative	9
2020 Derivative | Maximum | Implied discount on share price
Disclosure of significant unobservable inputs used in fair value measurement of liabilities
Fair value of convertible note derivative	21